UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9537

MFS CALIFORNIA INSURED MUNICIPAL FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

On June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser of the Registrant, and Maria F. Dwyer and Tracy Atkinson became the chief executive officer and the chief financial officer, respectively, of the Registrant. During the semi-annual period ended May 31, 2007, Columbia Management Advisors LLC (“Columbia”), served as investment adviser to the Registrant, during which representatives of Columbia served as chief executive officer and chief financial officer of the Registrant.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

MFS® California Insured Municipal Fund

(Formerly Colonial California Insured Municipal Fund)

Semiannual report

5/31/07

CCA-SEM

Letter from the MFS CEO

Dear Shareholders:

Welcome to MFS®. The shareholders of your fund approved MFS Investment Management® as the fund’s new investment advisor, effective at the close of business on June 29, 2007. In connection with the appointment of MFS, the name of your fund changed to MFS® California Insured Municipal Fund. The enclosed semiannual report contains information for the period ended May 31, 2007. Because this is prior to the name change, the fund is referred to in the report by its old name. Also, unless otherwise noted, the report refers to the fund’s management, investments, policies and procedures, and other characteristics as they existed prior to June 29, 2007, when MFS assumed administrative, financial reporting, compliance, and other responsibilities for the fund. Your fund’s investment objectives and principal investment strategies will remain the same; however, the fund will be managed by a new portfolio management team. The fund’s new portfolio managers are Michael L. Dawson, who has been employed in the investment management area of MFS since 1998, and Geoffrey L. Schechter, who has been employed in the investment management area of MFS since 1993.

I want to thank you for trusting us to manage your money and would like to take this opportunity to introduce you to our management approach.

At MFS we have a long tradition of investment management. For more than 80 years we have applied a consistent, bottom-up, research-driven method to security selection with a top-down approach to risk management.

In 1932 MFS became one of the first investment management firms in the United States to establish its own in-house research department. Today, this department has evolved into a global research team providing on-the-ground coverage in the more than 60 countries where our portfolios invest. Our team approach extends across asset classes and contributes to our culture of collaboration, which has been crucial in supporting the free and open exchange of ideas while ensuring the highest standards of accountability.

When working with MFS, you can count on us to continue to provide securities analysis that is research driven, globally integrated, and disciplined.

We look forward to helping you reach your investing goals.

Respectfully,

Robert J. Manning

Chief Executive Officer, President, and Chief Investment Officer

MFS Investment Management

July 12, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Investment Portfolio – Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds – 157.3%

		Par ($)	Value ($)
Education – 9.4%
Education – 9.4%
CA Educational Facilities Authority	Pepperdine University, Series 2005 A, Insured: AMBAC 5.000% 12/01/35	1,000,000	1,047,220
	Pooled College & University Projects, Series 2000 B, 6.625% 06/01/20	250,000	267,340

CA University Enterprises, Inc.	Auxiliary Organization, Series 2005 A, Insured: FGIC 4.375% 10/01/30	1,000,000	959,660

CA University	Series 2005 C, Insured: MBIA 5.000% 11/01/29	1,500,000	1,575,600

	Education Total		3,849,820

Education Total			3,849,820

Health Care – 1.6%
Hospitals – 1.6%
CA Statewide Communities Development Authority	Catholic Healthcare West, Series 1999, 6.500% 07/01/20	145,000	157,179
	Daughters of Charity Health, Series 2005 A, 5.250% 07/01/30	500,000	513,895

	Hospitals Total		671,074

Health Care Total			671,074

Housing – 7.5%
Assisted Living/Senior – 4.9%
CA ABAG Finance Authority for Nonprofit Corps.	Odd Fellows Home, Series 1999, Insured: MBIA 6.000% 08/15/24	2,000,000	2,028,720

	Assisted Living/Senior Total		2,028,720
Single-Family – 2.6%
CA Housing Finance Agency Revenue	Series 2006 E, AMT, Insured: FGIC 5.050% 02/01/26	995,000	1,014,880

CA Rural Home Mortgage Finance Authority	Series 1998 A, AMT, Guarantor: GNMA 6.350% 12/01/29	35,000	35,685
	Series 1998 B-5, AMT, Guarantor: FNMA 6.350% 12/01/29	25,000	25,487

	Single-Family Total		1,076,052

Housing Total			3,104,772

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Other – 18.0%
Refunded/Escrowed (a) – 13.1%
CA Infrastructure & Economic Development Bank Revenue	Series 2003 A, Pre-refunded 07/01/26, Insured: AMBAC 5.125% 07/01/37	1,000,000	1,119,160

CA Oakland	Harrison Foundation, Series 1999 A, Pre-refunded 01/01/10, Insured: AMBAC 6.000% 01/01/29	1,000,000	1,055,380

CA Orange County Community Facilities District	Ladera Ranch, Series 1999 1, Pre-refunded 08/15/09, 6.700% 08/15/29	200,000	216,478

CA Pacifica	Series 1999, Pre-refunded 11/01/09, Insured: AMBAC 5.875% 11/01/29	1,500,000	1,595,325

CA Statewide Communities Development Authority	Eskaton Village–Grass Valley, Series 2000, Pre-refunded 11/15/10, 8.250% 11/15/31	250,000	285,080

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 1996 Y, Pre-refunded 07/01/16, Insured: FSA 5.500% 07/01/36	1,000,000	1,118,920

	Refunded/Escrowed Total		5,390,343
Tobacco – 4.9%
CA Golden State Tobacco Securitization Corp.	Series 2007 A-1, 5.000% 06/01/33	1,000,000	987,670

CA Golden State Tobacco	Securitization Enhanced Asset Backed, Series 2005 A, Insured: FGIC 5.000% 06/01/35	1,000,000	1,040,780

	Tobacco Total		2,028,450

Other Total			7,418,793

Resource Recovery – 1.3%
Disposal – 1.3%
CA Salinas Valley Solid Waste Authority	Series 2002, AMT, Insured: AMBAC 5.125% 08/01/22	500,000	516,095

	Disposal Total		516,095

Resource Recovery Total			516,095

Tax-Backed – 75.3%
Local Appropriated – 14.9%
CA Los Angeles County Schools	Series 1999 A, Insured: AMBAC: (b) 08/01/18	2,020,000	1,238,927
	(b) 08/01/23	2,220,000	1,059,206

CA Sacramento Financing Authority	Series 2006, Insured: AMBAC 5.250% 12/01/26	1,000,000	1,123,140

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Local Appropriated (continued)
CA San Bernardino County	Medical Center Financing Project, Series 1994, Insured: MBIA 5.500% 08/01/17	2,500,000	2,709,900

	Local Appropriated Total		6,131,173
Local General Obligations – 30.9%
CA Allan Hancock California Joint Community College District	Series 2006 A, Insured: FSA 4.375% 08/01/31	1,000,000	965,910

CA Culver City School Facilities Financing Authority	Series 2005, Insured: FSA 5.500% 08/01/25	1,000,000	1,158,440

CA Golden West Schools Financing Authority	Placentia Yorba Linda Unified, Series 2006, Insured: AMBAC 5.500% 08/01/23	1,000,000	1,146,300

CA Los Angeles Unified School District	Series 2007 A-1, Insured: MBIA 4.500% 01/01/28	1,000,000	999,970

CA Newhall School District	Series 2004, Insured: FGIC 5.000% 05/01/20	500,000	542,670

CA Pomona Unified School District	Series 2000 A, Insured: MBIA 6.550% 08/01/29	1,000,000	1,295,430

CA Rancho Santiago Community College District	Series 2005 B, Insured: FSA 5.125% 09/01/29	1,000,000	1,111,230

CA Rescue Unified School District	Series 2005, Insured: MBIA (b) 09/01/26	1,125,000	469,631

CA San Diego Unified School District	Election of 1998, Series 2000 B, Insured: MBIA 6.000% 07/01/19	1,000,000	1,174,360

CA Temecula Valley Unified School District	Series 2004, Insured: FSA 5.000% 08/01/20	500,000	543,280

CA Union Elementary School District	Series 1999 A, Insured: FGIC (b) 09/01/18	1,630,000	1,004,797

CA Vallejo City Unified School District	Series 2002 A, Insured: MBIA 5.900% 08/01/25	500,000	587,435

CA West Contra Costa Unified School District	Series 2001 A, Insured: MBIA 5.700% 02/01/23	500,000	557,330

CA West Covina Unified School District	Series 2002 A, Insured: MBIA 5.800% 02/01/21	500,000	559,260

CA Yuba City Unified School District	Series 2000, Insured: FGIC (b) 09/01/18	1,000,000	616,440

	Local General Obligations Total		12,732,483

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Tax-Backed (continued)
Special Non-Property Tax – 3.1%
CA San Francisco City & County Hotel Tax Agency	Series 1994, Insured: FSA 6.750% 07/01/25	1,000,000	1,014,380

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2002 E, Insured: FSA 5.500% 07/01/21	250,000	284,565

	Special Non-Property Tax Total		1,298,945
Special Property Tax – 17.1%
CA Fontana Public Finance Authority	North Fontana Redevelopment, Series 2005 A, Insured: AMBAC 5.000% 10/01/29	1,000,000	1,044,260

CA Huntington Beach Community Facilities District	Series 2001-1, 6.450% 09/01/31	100,000	106,804

CA Huntington Park Public Financing Authority	Series 2004, Insured: FSA 5.250% 09/01/19	1,000,000	1,089,670

CA Lancaster Financing Authority	Redevelopment Project No. 5 & 6, Series 2003, Insured: MBIA 5.250% 02/01/20	1,075,000	1,178,286

CA Long Beach Bond Finance Authority	Series 2006 C, Insured: AMBAC 5.500% 08/01/31	750,000	874,425

CA Oceanside Community Development Commission	Downtown Redevelopment Project, Series 2003, 5.700% 09/01/25	500,000	531,385

CA San Jose Redevelopment Agency Tax Allocation	Series 2006 C, Insured: MBIA 4.250% 08/01/30	1,000,000	940,880

CA San Jose Redevelopment Agency	Series 2006 D, Insured: AMBAC 5.000% 08/01/21	1,200,000	1,275,636

	Special Property Tax Total		7,041,346
State Appropriated – 4.0%
CA Public Works Board	Department of Mental Health, Coalinga State Hospital, Series 2004 A, 5.500% 06/01/19	500,000	544,955
	Series 2006 F, Insured: FGIC 5.250% 11/01/19	1,000,000	1,104,830

	State Appropriated Total		1,649,785
State General Obligations – 5.3%
CA State	Series 2002, Insured: AMBAC 6.000% 02/01/17	1,000,000	1,158,890
	Series 2004, 5.000% 02/01/22	1,000,000	1,046,630

	State General Obligations Total		2,205,520

Tax-Backed Total			31,059,252

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Transportation – 8.8%
Airports – 3.9%
CA Port of Oakland	Series 2002 K, AMT, Insured: FGIC 5.750% 11/01/29	1,000,000	1,047,410

CA San Diego County Regional Airport Authority	Series 2005, AMT, Insured: AMBAC 5.250% 07/01/20	500,000	539,330

	Airports Total		1,586,740
Ports – 3.2%
CA San Diego Unified Port District Revenue	Series 2004 B, Insured: MBIA 5.000% 09/01/29	1,250,000	1,299,187

	Ports Total		1,299,187
Transportation – 1.7%
CA San Francisco Bay Area Rapid Transit Financing Authority	Series 2005 A, Insured: MBIA 5.000% 07/01/30	685,000	717,901

	Transportation Total		717,901

Transportation Total			3,603,828

Utilities – 35.4%
Investor Owned – 7.7%
CA Pollution Control Financing Authority	Pacific Gas & Electric Co., Series 1996 A, AMT, Insured: MBIA 5.350% 12/01/16	1,000,000	1,060,620
	San Diego Gas & Electric Co., Series 1991 A, AMT, 6.800% 06/01/15	500,000	576,255
	Southern California Edison Co., Series 1999 B, Insured: MBIA 5.450% 09/01/29	1,500,000	1,557,870

	Investor Owned Total		3,194,745
Municipal Electric – 2.6%
CA Los Angeles Department of Water & Power Waterworks	Series 2004, Insured: MBIA 5.000% 07/01/22	1,000,000	1,053,160

	Municipal Electric Total		1,053,160
Water & Sewer – 25.1%
CA Culver City	Series 1999 A, Insured: FGIC 5.700% 09/01/29	1,500,000	1,584,690

CA El Dorado Irrigation District	Series 2004 A, Insured: FGIC 5.000% 03/01/21	1,000,000	1,044,740

CA Elsinore Valley Municipal Water District	Series 2002, Insured: FGIC 5.375% 07/01/18	1,160,000	1,287,356

CA Los Angeles County Sanitation Districts Financing Authority	Series 2007 A, Insured: AMBAC 4.500% 10/01/32	1,000,000	991,430

CA Los Angeles Department Water & Power Waterworks Systems	Sub-series 2006 A-2, Insured: AMBAC 5.000% 07/01/27	1,000,000	1,055,220

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Municipal Bonds (continued)

		Par ($)	Value ($)
Utilities (continued)
Water & Sewer (continued)
CA Metropolitan Water District Waterworks Revenue	Series 2005 A, Insured: FSA 5.000% 07/01/30	1,000,000	1,048,030

CA Pico Rivera Water Authority	Series 1999 A, Insured: MBIA 5.500% 05/01/29 (c)	2,000,000	2,310,500

CA Westlands Water District Revenue	Certificates of Participation, Series 2005 A, Insured: MBIA 5.000% 09/01/30	1,000,000	1,039,640

	Water & Sewer Total		10,361,606

Utilities Total			14,609,511
	Total Municipal Bonds (Cost of $61,945,424)		64,833,145

Short-Term Obligation – 0.2%

Variable Rate Demand Note (d) – 0.2%
CA San Pablo Redevelopment Agency Revenue	Series 2006, Insured: AMBAC, SPA: Dexia Credit Local 3.830% 12/01/32	100,000	100,000

	Variable Rate Demand Note Total		100,000

	Total Short-Term Obligation (Cost of $100,000)		100,000

	Total Investments – 157.5% (Cost of $62,045,424) (e)		64,933,145

	Auction Preferred Shares at Redemption Value – (59.3%)		(24,450,000)

	Other Assets & Liabilities, Net – 1.8%		746,329

	Net Assets Applicable to Common Shares – 100.0%		41,229,474

Notes to Investment Portfolio:

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(b)	Zero coupon bond.

(c)	Security is pledged as collateral for open futures contracts.

(d)	Variable rate demand note. This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks, not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically and the interest rate shown reflects the rate at May 31, 2007.

(e)	Cost for federal income tax purposes is $61,995,640.

See Accompanying Notes to Financial Statements.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

At May 31, 2007, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	20	$2,127,812	$2,160,091	Jun-2007	$32,279

At May 31, 2007, the Fund had sufficient cash and/or liquid securities to cover any commitments under these derivative contracts.

At May 31, 2007, the composition of the Investment Portfolio by revenue source is as follows:

% of Net Assets
Tax-Backed	75.3
Utilities	35.4
Other	18.0
Education	9.4
Transportation	8.8
Housing	7.5
Health Care	1.6
Resource Recovery	1.3

157.3
Short-Term Obligation	0.2
Auction Preferred Shares at Redemption Value	(59.3)
Other Assets & Liabilities, Net	1.8

100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

		($)
Assets	Investments, at cost	62,045,424

	Investments, at value	64,933,145
	Cash	52,204
	Receivable for:
	Interest	919,657
	Futures variation margin	2,188
	Expense reimbursement due from Investment Advisor	13,344
	Deferred Trustees’ compensation plan	11,566

	Total Assets	65,932,104

Liabilities	Payable for:
	Distributions — common shares	144,600
	Distributions — preferred shares	17,350
	Investment advisory fee	29,111
	Pricing and bookkeeping fees	13,879
	Trustees’ fees	1,369
	Custody fee	857
	Chief compliance officer expenses	911
	Deferred Trustees’ compensation plan	11,566
	Other liabilities	32,987

	Total Liabilities	252,630

Auction Preferred Shares	978 shares issued and outstanding at $25,000 per share	24,450,000

	Net Assets Applicable to Common Shares	41,229,474

Composition of Net Assets Applicable to Common Shares	Paid-in capital — common shares	39,376,142
	Undistributed net investment income	17,172
	Accumulated net realized loss	(1,083,840)
	Net unrealized appreciation on:
	Investments	2,887,721
	Futures contracts	32,279

	Net assets at value applicable to 2,780,771 of common shares of beneficial interest outstanding	41,229,474

	Net asset value per common share	$14.83

See Accompanying Notes to Financial Statements.

Statement of Operations – Colonial California Insured Municipal Fund

For the Six Months Ended May 31, 2007 (Unaudited)

		($)
Investment Income	Interest	1,543,884

Expenses	Investment advisory fee	215,617
	Transfer agent fee	16,507
	Pricing and bookkeeping fees	46,814
	Trustees’ fees	6,650
	Preferred shares remarketing commissions	30,514
	Custody fee	2,811
	Chief compliance officer expenses	2,712
	Other expenses	39,513

	Total Expenses	361,138

	Fees and expenses waived or reimbursed by Investment Advisor	(127,779)
	Custody earnings credit	(1,127)

	Net Expenses	232,232

	Net Investment Income	1,311,652

Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	Net realized gain on:
	Investments	465,111
	Futures contracts	17,444

	Net realized gain	482,555

	Net change in unrealized appreciation (depreciation) on:
	Investments	(2,182,714)
	Futures contracts	32,279

	Net change in unrealized appreciation (depreciation)	(2,150,435)

	Net Loss	(1,667,880)

	Net Decrease Resulting from Operations	(356,228)

Less Distributions Declared to Preferred Shareholders	From net investment income	(417,733)

	Net Decrease Resulting from Operations Applicable to Common Shares	(773,961)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Colonial California Insured Municipal Fund

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended May 31, 2007 ($)	Year Ended November 30, 2006 ($)
Operations	Net investment income	1,311,652	2,722,129
	Net realized gain on investments and futures contracts	482,555	385,376
	Net change in unrealized appreciation (depreciation) on investments and futures contracts	(2,150,435)	1,465,773

	Net Increase (Decrease) Resulting from Operations	(356,228)	4,573,278

Less Distributions Declared to Preferred Shareholders	From net investment income	(417,733)	(754,735)

	Increase (Decrease) Resulting from Operations Applicable to Common Shares	(773,961)	3,818,543

Less Distributions Declared to Common Shareholders	From net investment income	(912,093)	(1,979,909)

	Total Increase (Decrease) Resulting from Operations Applicable to Common Shares	(1,686,054)	1,838,634

Net Assets Applicable to Common Shares	Beginning of period	42,915,528	41,076,894
	End of period (including undistributed net investment income of $17,172 and $35,346, respectively)	41,229,474	42,915,528

Number of Fund Shares	Common Shares:
	Outstanding at end of period	2,780,771	2,780,771

	Preferred Shares:
	Outstanding at end of period	978	978

See Accompanying Notes to Financial Statements.

Financial Highlights – Colonial California Insured Municipal Fund

Selected data for a share outstanding throughout each period is as follows (common shares unless otherwise noted):

	(Unaudited) Six Months Ended May 31, 2007		Year Ended November 30,
			2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$15.43		$14.77	$14.97	$15.21	$15.30	$15.78

Income from Investment Operations:
Net investment income (a)	0.47		0.98	1.02	1.03	1.10	1.17
Net realized and unrealized gain (loss) on investments, futures contracts and written options	(0.60)		0.66	(0.21)	(0.26)	(0.09)	(0.46)

Total from Investment Operations	(0.13)		1.64	0.81	0.77	1.01	0.71

Less Common Share Equivalent of Distributions Declared to Preferred Shareholders:
From net investment income	(0.14)		(0.27)	(0.17)	(0.09)	(0.08)	(0.12)

Total from Investment Operations Applicable to Common Shareholders	(0.27)		1.37	0.64	0.68	0.93	0.59

Less Distributions Declared to Common Shareholders:
From net investment income	(0.33)		(0.71)	(0.84)	(0.92)	(1.02)	(1.07)

Net Asset Value, End of Period	$14.83		$15.43	$14.77	$14.97	$15.21	$15.30

Market price per share – common shares	$14.35		$14.30	$14.20	$13.61	$15.60	$16.40

Total return – based on market value – common shares (b)	2.64	%(c)	5.93%	10.63%	(6.99)%	1.65%	5.67%

Ratios to Average Net Assets/Supplemental Data:
Expenses (d)(e)(f)	1.11	%(g)	1.04%	0.95%	0.87%	0.88%	0.86%
Voluntary waiver/reimbursement (e)	0.37	%(g)	0.42%	0.31%	0.21%	0.26%	0.23%
Net investment income before preferred stock dividends (d)(e)	6.25	%(g)	6.58%	6.72%	6.89%	7.17%	7.57%
Net investment income after preferred stock dividends (d)(e)	4.24	%(g)	4.76%	5.57%	6.30%	6.63%	6.81%
Portfolio turnover rate	8	%(c)	16%	29%	16%	10%	11%
Net assets, end of period (000’s) – common shares	$41,229		$42,916	$41,077	$41,631	$42,260	$42,432

(a)	Per share data was calculated using the average shares outstanding during the period.

(b)	Total return at market value assuming all distributions reinvested at prices calculated in accordance with the Dividend Reinvestment Plan.

(c)	Not annualized.

(d)	The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%, except for the six months ended May 31, 2007 and the year ended November 30, 2004 which had an impact of 0.01% and the year ended November 30, 2003 which had an impact of 0.02%.

(e)	Ratios reflect average net assets available to common shares only.

(f)	Ratios calculated using average net assets including auction preferred shares of the Fund, including the effect of custody credits equals 0.70% for the six months ended May 31, 2007, 0.65%, 0.60%, 0.55%, 0.55% and 0.55% for the years ended November 30, 2006, November 30, 2005, November 30, 2004, November 30, 2003 and November 30, 2002, respectively.

(g)	Annualized.

See Accompanying Notes to Financial Statements.

Asset Coverage Requirements – Colonial California Insured Municipal Fund

	Total Amount of Auction Preferred Shares Outstanding	Asset Coverage Per Share*	Involuntary Liquidating Preference Per Share**	Average Market Value Per Share
05/31/07***	$24,450,000	$67,157	$25,018	$25,000
11/30/06	24,450,000	68,881	25,014	25,000
11/30/05	24,450,000	67,001	25,012	25,000
11/30/04	24,450,000	67,567	25,003	25,000
11/30/03	24,450,000	68,211	25,002	25,000
11/30/02	24,450,000	68,387	25,002	25,000

*	Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing the amount by the number of Auction Preferred Shares outstanding.

**	Includes accrued unpaid distributions to Auction Preferred Shareholders.

***	Unaudited.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Note 1. Organization

Colonial California Insured Municipal Fund (the “Fund”) is a Massachusetts business trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a closed-end management investment company and operates as a diversified investment company. Effective June 29, 2007, the Fund’s name changed to MFS California Insured Municipal Fund.

Investment Goal

The Fund seeks to provide current income generally exempt from ordinary federal income tax and California State personal income tax.

Fund Shares

The Fund may issue an unlimited number of common shares. On December 10, 1999, the Fund issued 978 Auction Preferred Shares (“APS”).

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements for the six months ended May 31, 2007.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts

The Fund may invest in futures contracts to seek to enhance returns, to hedge some of the risks of its investments in fixed income securities or as a substitute for a position in the underlying assets. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

instrument or the underlying securities, or (3) an inaccurate prediction by the Fund’s investment advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund’s Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on debt securities.

Federal Income Tax Status

The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions to common shareholders are recorded on the ex-date and are generally declared and paid monthly. Distributions to Auction Preferred shareholders are recorded daily and payable at the end of each dividend period. Each dividend payment period for the APS is generally seven days. The applicable dividend rate for the APS on May 31, 2007, was 3.75%. For the six months ended May 31, 2007, the Fund declared dividends to Auction Preferred shareholders amounting to $417,733, representing an average dividend rate of 3.43% per APS on an annualized basis.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

For the year ended November 30, 2006, permanent book and tax basis differences resulted primarily from differing treatments for discount accretion/premium amortization on debt securities.

The tax character of distributions paid during the year ended November 30, 2006 was as follows:

November 30, 2006
Distributions paid from:
Tax-Exempt Income	$2,734,644

As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Net Unrealized Appreciation*
$163,099	$—	$—	$5,124,591

*	The difference between book-basis and tax-basis net unrealized appreciation are primarily due to discount accretion/premium amortization on debt securities.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Unrealized appreciation and depreciation at May 31, 2007, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$3,138,450
Unrealized depreciation	(200,945)
Net unrealized appreciation	$2,937,505

The following capital loss carryforwards, determined as of November 30, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$176,833
2012	70,908
Total	$247,741

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the Fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the Fund’s financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly-owned subsidiary of Bank of America Corporation (“BOA”), was the investment advisor to the Fund and provided administrative and other services for the six months ended May 31, 2007. Columbia receives a monthly investment advisory fee at the annual rate of 0.65% of the Fund’s average weekly net assets, including assets applicable to the APS. Columbia contractually agreed to waive a portion of its investment advisory fee through November 30, 2007, so that such fee would not exceed 0.50% annually of the Fund’s average weekly net assets, including assets applicable to the APS.

Columbia has also contractually agreed to waive a portion of its investment advisory fee for the years ending November 30, 2008 and 2009 so that the Fund’s investment advisory fees will not exceed the annual rates of 0.55% and 0.60%, respectively.

Pricing and Bookkeeping Fees

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank & Trust Company (“State Street”) and Columbia (the “Financial Reporting Services Agreement”) pursuant to which State Street provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street and Columbia (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly. In addition, the Fund pays State Street a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee may not exceed $140,000 per year (exclusive of out-of-pocket fees and charges). The Fund also reimbursed State Street for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same fee structure described

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

above under the State Street Agreements. Under separate agreements between Columbia and State Street, Columbia delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia and discussed below) were paid to State Street. The Fund also reimbursed Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services.

For the six months ended May 31, 2007, the total amounts paid and payable to affiliates by the Fund under these arrangements were $11,444 and $1,518 respectively.

For the six months ended May 31, 2007, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses and charges, was 0.141% of the Fund’s average daily net assets.

Expense Limits and Fee Waivers

During the period covered by this report, Columbia has voluntarily agreed to reimburse the Fund for certain expenses so that total expenses (exclusive of investment advisory fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.20% annually of the Fund’s average weekly net assets, including assets applicable to APS. Columbia, at its discretion, could have revised or discontinued this arrangement any time.

Custody Credits

During the period covered by this report, the Fund had an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits were recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund during the period covered by this report were employees of Columbia or its affiliates and, with the exception of the Fund’s Chief Compliance Officer, received no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. During the period covered by this report, the Fund, along with other funds managed by Columbia, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund’s expenses for the Chief Compliance Officer may not exceed $15,000 per year.

The Fund’s former Trustees participated in a deferred compensation plan. Obligations of the plan will be paid solely out of the Fund’s assets.

Note 5. Portfolio Information

For the six months ended May 31, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $5,286,280 and $5,477,091, respectively.

Note 6. Preferred Shares

The Fund currently has outstanding 978 APS. The APS have a liquidation preference of $25,000 per APS plus accumulated but unpaid dividends and have certain class specific preferences over the common shares. The dividend rate on the APS is set, typically every seven days, through an auction process. Dividends on the APS are cumulative. Each holder of the APS is entitled to one vote per APS. Unless otherwise required by law or under the terms of the bylaws, each holder of APS has the same voting rights as common shareholders and will vote together with common shareholders as a single class. The holders of APS, voting as a separate class, have the right to: (a) elect at least two Trustees, (b) elect a majority of the Trustees at any time when dividends on the APS are due and unpaid for two full years, and (c) vote on certain matters affecting the rights of the APS.

Under the Act, the Fund is required to maintain asset coverage of at least 200% with respect to the APS as of the last business day of each month in which any APS are outstanding. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the APS agreement and in accordance with the guidelines prescribed by the APS’ rating agencies. Should these requirements not be met, or should dividends accrued on the APS not be paid, the Fund may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain APS. At May 31, 2007, there were no such restrictions on the Fund.

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

Note 7. Disclosure of Significant Risks and Contingencies

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund’s insurers is rated Aaa by Moody’s Investors Services, Inc. (“Moody’s) or rated AAA by Standard & Poor’s. At May 31, 2007, investments supported by private insurers that represent greater than 5% of the total investments of the Fund were as follows:

Insurer	% of Total Investments
MBIA Insurance Corp.	35.6
Ambac Assurance Corp.	25.9
Financial Guaranty Insurance Co.	17.3
Financial Security Assurance, Inc.	12.8

Geographic Concentration

The Fund has greater than 5% of its total investments at May 31, 2007 invested in debt obligations issued by the state of California and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of California’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as “junk” bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Tax Development Risk

The Supreme Court of the United States has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out- of- state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on tax exempt-interest dividends. They should consult their tax advisors to discuss the tax consequences of their investment in the Fund.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements of a municipal security, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. Shareholders of the Fund may be required to file amended tax returns as a result.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) (“Columbia”) and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the “Distributor”) (collectively, the “Columbia Group”) entered into an Assurance of Discontinuance with the New York Attorney General (“NYAG”) (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission (“SEC”) (the “SEC Order”). The SEC Order and the NYAG Settlement are referred to collectively as the “Settlements”. The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the

Colonial California Insured Municipal Fund

May 31, 2007 (Unaudited)

federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group’s applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

Note 8. Subsequent Event

On April 10, 2007, Columbia entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Fund to MFS (such transaction, the “Sale”). At the annual meeting of the shareholders of the Fund held in June 2007, the shareholders, among other things, approved a new advisory agreement between MFS and the Fund and elected twelve new Trustees. Upon the Closing of the Sale on June 29, 2007 (the “Closing”), the existing advisory agreement between Columbia and the Fund was terminated, the Fund was removed from the existing service agreements among the Fund, Columbia and certain affiliated funds, and new agreements between: (a) MFS and the Fund (for investment advisory and administrative services); (b) State Street Bank and the Fund (for custody, fund accounting and securities lending services); and (c) Computershare, Trust Company, N.A. and the Fund (for transfer agency services) became effective. Also upon the Closing: (i) the Fund changed its name to MFS California Insured Municipal Fund; and (ii) the then-serving Trustees and officers of the Fund resigned and the newly elected Trustees and newly appointed officers took office. On June 29, 2007, PricewaterhouseCoopers LLP (“PwC”) resigned as the independent registered public accounting firm for the Fund. During the two most recent fiscal years, PwC’s audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the two most recent fiscal years and through June 29, 2007, there were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such years. Effective June 29, 2007, Ernst & Young LLP was appointed by the audit committee of the Board of Trustees as the independent registered public accounting firm of the Fund for the fiscal year ended November 30, 2007.

Dividend Reinvestment Plan

Colonial California Insured Municipal Fund

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all distributions reinvested automatically in additional Common Shares of the Fund by Computershare (the “Plan Agent”), as agent under the Plan, unless a Common Shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the Common Shareholder. Shareholders whose shares are held in the name of a broker or nominee will have distributions reinvested automatically by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee, or unless the shareholder elects to receive distributions in cash. If the service is not available, such distributions will be paid in cash. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee for details. All distributions to investors who elect not to participate (or whose broker or nominee elects not to participate) in the Plan will be paid by check mailed directly to the record holder by the Plan Agent, as dividend paying agent.

The Plan Agent will furnish each person who buys shares in the offering with written information relating to the Plan. Included in such information will be procedures for electing to receive distributions in cash (or, in the case of shares held in the name of a broker or nominee who does not participate in the Plan, procedures for having such shares registered in the name of the shareholder so that such shareholder may participate in the Plan).

If the Trustees of the Fund declare a dividend (including a capital gain dividend) payable either in shares or in cash, as holders of shares may have elected, then nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares valued as set forth below. Whenever a market price is equal to or exceeds net asset value at the time shares are valued for the purpose of determining the number of shares equivalent to the distribution, participants will be issued shares at the net asset value most recently determined as provided under “Net Asset Value” in the Fund’s prospectus and its Statement of Additional Information, but in no event less than 95% of the market price. If the net asset value of the shares at such time exceeds the market price of shares at such time, or if the Fund should declare a dividend (including a capital gain dividend) payable only in cash, the Plan Agent will, as agent for the participants, use the cash that the shareholders would have received as a dividend to buy shares in the open market, the American Stock Exchange or elsewhere, for the participants’ accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend (including a capital gain dividend) had been paid in shares issued by the Fund. The Plan Agent will apply all cash received as a dividend (including a capital gain dividend) to purchase shares on the open market as soon as practicable after the payment date of such dividend, but in no event later than 30 days after such date, except where necessary to comply with applicable provisions of the federal securities laws.

There is no charge to participants for reinvesting dividends (including capital gain dividends). The Plan Agent’s fees for handling the reinvestment of dividends (including capital gain dividends) will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends (including capital gain dividends).

The automatic reinvestment of dividends (including capital gain dividends) will not relieve participants of any income tax which may be payable on such dividends. The amount of the dividend for tax purposes may vary depending on whether the Fund issues new Common Shares or purchases them on the open market.

The Plan may be amended or terminated on 30 days’ written notice to Plan participants. Contact the Plan Agent for additional information regarding the Plan. All correspondence concerning the Plan should be directed to Computershare Trust Company, N.A. by mail at P.O. Box 43010, Providence, RI 02940-3010, or by phone at 1-800-637-2304.

Board Consideration and Approval of Investment Advisory Agreement

On April 10, 2007, Columbia Management Advisors, LLC (“Columbia”) entered into an asset purchase agreement with Massachusetts Financial Services Company, Inc. (“MFS”) to sell certain assets used in Columbia’s business of managing the Fund and the other closed-end funds managed by Columbia (the “Colonial Closed-End Funds”) to MFS (such transaction, the “Sale”). Upon the closing of the transaction (the “Closing”) on June 29, 2007, MFS became the investment adviser to the Fund. Because the then-existing investment advisory agreements (the “Previous Advisory Agreements”) were to terminate upon the Closing, shareholder approval of new investment advisory agreements with MFS (“New Advisory Agreements”) was required. Shareholders of each Colonial Closed-End Fund approved the New Advisory Agreements at the annual meeting of shareholders.

The Advisory Fees and Expenses Committee of the Board reviewed each of the New Advisory Agreements and determined to recommend that the full Board approve those agreements.

The Board received and reviewed, in advance of their meeting on April 10, 2007, all materials that they, their legal counsel or MFS, the Colonial Closed-End Funds’ proposed investment adviser, believed to be reasonably necessary for the Board to evaluate and to determine whether to approve the New Advisory Agreements. Those materials included, among other items, (i) information on the investment performance of funds advised by MFS relative to the performance of peer groups and performance benchmarks, (ii) information on each Colonial Closed-End Fund’s anticipated investment advisory fees and other expenses, including, for certain of the Colonial Closed-End Funds, information about anticipated expense caps and fee waivers, (iii) information about the anticipated profitability of the New Advisory Agreements to MFS, and potential “fall-out” or ancillary benefits that MFS and its affiliates may receive as a result of their relationships with the Colonial Closed-End Funds and (iv) additional information provided by MFS in response to a request of independent legal counsel to the Independent Trustees. The Board also met with representatives of MFS and considered other information such as (v) MFS’ financial condition, (vi) each Colonial Closed-End Fund’s investment objective and strategies and the size, education and experience of the portfolio management staff MFS proposes to manage the Colonial Closed-End Funds, (vii) the anticipated use by MFS of “soft” commission dollars to pay for research products and services, and (viii) MFS’ resources to be devoted to the Colonial Closed-End Funds’ investment policies and restrictions, and MFS’ policies on personal securities transactions and other compliance policies.

The Board had the opportunity to ask questions of, and to request additional materials from, MFS and to consult in executive session with independent legal counsel to the Independent Trustees.

In considering whether to approve the New Advisory Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative, and each trustee weighed various factors as he or she deemed appropriate. The Board considered the following matters in connection with their approval of the New Advisory Agreements:

The nature, extent and quality of the services to be provided to the Colonial Closed-End Funds under the New Advisory Agreements. The Board considered the nature, extent and quality of the services to be provided by MFS and its affiliates to the Colonial Closed-End Funds and the resources to be dedicated to the Colonial Closed-End Funds by MFS and its affiliates. Among other things, the Board considered (i) MFS’s ability, including its resources, reputation and other attributes, to attract and retain highly qualified research, investment advisory and supervisory investment professionals; (ii) the portfolio management services to be provided by those investment professionals; and (iii) that the services to be provided under the New Advisory Agreements and a new administrative services agreement with MFS (the “Administrative Services Agreement”) were comparable to the services provided under the Current Advisory Agreements and other administrative agreements. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding the New Advisory Agreements, that the nature, extent and quality of services provided supported the approval of each of the New Advisory Agreements.

Investment performance of funds advised by MFS. The Board reviewed information about the performance of various funds advised by MFS over various time periods, including information prepared by MFS showing that the performance of such funds generally compared favorably to the performance of peer groups and performance benchmarks. The Board also considered MFS’ reputation generally and

MFS’ commitment to the business of managing closed-end funds, including its experience managing the six closed-end funds currently managed by MFS. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each New Advisory Agreement, that the performance of MFS was sufficient, in light of other considerations, to warrant the approval of each of the New Advisory Agreements.

The costs of the services to be provided and the profits to be realized by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board considered the fees to be charged to the Colonial Closed-End Funds for investment advisory services as well as the anticipated total expense levels of the Colonial Closed-End Funds. The Board considered information about the investment advisory fees charged by MFS to a closed-end fund, which were comparable to, and to institutional clients, which were generally lower than, the investment advisory fees under the New Advisory Agreements, and the scope of services provided to such clients relative to the scope of services to be provided under the New Advisory Agreements. In evaluating each Colonial Closed-End Fund’s anticipated investment advisory fees, the Board took into account the fact that the investment advisory fee rates included in the New Advisory Agreements were the same as those included in the Current Advisory Agreements. The Board also took into account the demands and complexity of the investment management of the Fund. The Board considered the expense reductions that MFS anticipated would result from the shift to the group of service providers currently employed for transfer agency, fund accounting and custody services by funds advised by MFS.

The Board also considered the compensation to be received directly or indirectly by MFS and its affiliates from their relationships with the Colonial Closed-End Funds. The Board reviewed information provided by MFS regarding the estimated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Board also considered court cases in which investment adviser profitability was an issue in whole or in part, the performance of funds advised by MFS, the anticipated expense levels of the Colonial Closed-End Funds and the extent to which MFS would implement expense caps for the Colonial Closed-End Funds. After reviewing the foregoing and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the investment advisory fees to be charged to each Colonial Closed-End Fund were fair and reasonable, and that the anticipated costs of the investment advisory services generally, and the related anticipated profitability to MFS and its affiliates of their relationships with the Colonial Closed-End Funds, supported the approval of the New Advisory Agreements.

Economies of Scale. The Board considered the potential existence of economies of scale in the provision of services by MFS to each Colonial Closed-End Fund and whether those economies would be shared with the Colonial Closed-End Fund through breakpoints in the investment advisory fees or other means, such as expense caps. The Board noted that several of the Colonial Closed-End Funds benefited from fee waivers, expense caps or both prior to the Sale, and that those Colonial Closed-End Funds were expected to continue to so benefit. In considering the issues above, the Board also took note of the expected profitability to MFS and its affiliates of their proposed relationships with the Colonial Closed-End Funds, as discussed above. After reviewing the above and related factors, the Board concluded, within the context of its overall conclusions regarding each of the New Advisory Agreements, that the extent to which economies of scale were expected to be shared with the Colonial Closed-End Funds supported the approval of each of the New Advisory Agreements.

Other Factors. The Board also considered other factors, which included but were not limited to the following:

■	the compliance programs of MFS and the compliance-related resources that MFS and its affiliates would provide to the Colonial Closed-End Funds.

■

the nature, quality, estimated cost and extent of administrative and shareholder services to be performed by MFS and its affiliates, both under the New Advisory Agreements and under separate agreements for the provision of administrative services.

■

so-called “fall-out benefits” to MFS, such as the engagement of its affiliates to provide services to the Colonial Closed-End Funds, as well as possible conflicts of interest associated with those fall-out and other benefits.

Based on its evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Board, including all of the Independent Trustees, approved each of the New Advisory Agreements.

Shareholder Meeting Results

Results of the Annual Meeting of Shareholders

On June 22, 2007, the Annual Meeting of Shareholders of the Fund (the “Meeting”) was held to consider the following proposals: (i) the approval of a new investment advisory agreement with Massachusetts Financial Services Company, Inc. (“MFS”); (ii) election of trustees to take office after the Closing; and (iii) the re-election of current trustees whose term of office was to expire in 2007. The Board of Trustees of the Fund withdrew a proposal to approve an amended and restated declaration of trust because of a technical error in the form of declaration of trust included in the proxy statement for the Meeting. On April 10, 2007, the record date for the Meeting, the Fund had 2,780,771 common shares and 978 preferred shares outstanding. The votes cast were as follows:

Approval of New Investment Advisory Agreement with MFS

The shareholders approved the proposed investment advisory agreement as follows:

For	Against	Abstain	Non-Votes
1,421,581	33,950	70,140	585,150

Election of Trustees to Take Office upon the Closing

The shareholders elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
Robert E. Butler	2,044,498	66,729
Lawrence H. Cohn	2,043,998	67,229
David H. Gunning	2,044,498	66,729
William R. Gutow	2,043,998	67,229
Michael Hegarty	2,044,498	66,729
Robert J. Manning	2,044,498	66,729
Lawrence T. Perera	2,044,498	66,729
Robert C. Pozen	2,043,998	67,229
Dale Sherratt	2,043,998	67,229
Robert W. Uek	2,044,248	66,979

The holders of preferred shares elected the following Trustees whose term of office commenced upon the Closing:

	For	Withheld
J. Atwood Ives	584	27
Laurie J. Thomsen	584	27

The twelve Trustees elected under this proposal took office on June 29, 2007.

Re-Election of Trustees

The shareholders re-elected the following Trustees whose term of office was to expire in 2007:

	For	Withheld
John J. Neuhauser	2,037,813	73,414
Thomas C. Theobald	2,044,498	66,729
Anne-Lee Verville	2,043,914	66,702

The holders of preferred shares re-elected the following Trustees:

	For	Withheld
Douglas A. Hacker	584	27
Thomas E. Stitzel	584	27

The terms of office of Janet Langford Kelly, Richard W. Lowry, Charles R. Nelson, William E. Mayer and Patrick J. Simpson continued after the Meeting. Each of the Trustees in office prior to the Closing resigned on June 29, 2007.

Important Information About This Report

Colonial California Insured Municipal Fund

Transfer Agent

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

The fund mails one shareholder report to each shareholder address. Shareholders can order additional reports by calling 1-800-637-2304. In addition, representatives at that number can provide shareholders information about the fund.

A description of the fund’s proxy voting policies and procedures is available (i) at www.mfs.com (in the proxy voting section); (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-637-2304. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available from the SEC’s website. Information regarding how the fund voted proxies relating to portfolio securities is also available at www.mfs.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for shareholders of Colonial California Insured Municipal Fund.

Please consider the investment objectives, risks, charges and expenses for the fund carefully before investing.

MFS®
INVESTMENT MANAGEMENT
500 Boylston Street, Boston, MA 02116

ITEM 2. CODE OF ETHICS.

Subsequent to the period covered by this report, on June 29, 2007, the Registrant amended and restated its Code of Ethics (the “Code”) as that term is defined in paragraph (b) of Item 2 of Form N-CSR. A copy of the amended and restated Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS California Insured Municipal Income Fund (the “Fund”) is set forth below.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Michael L. Dawson	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1998.

Geoffrey L. Schechter	Portfolio Manager	June 29, 2007	Investment Officer of MFS; employed in the investment management area of MFS since 1993.

Compensation. Portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation (generally below 33%) than incentive compensation.

•

Performance Bonus – Generally, incentive compensation represents a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, with more weight given to the former (generally over 60%) and less weight given to the latter.

•

The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Fund and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more benchmark indices with respect to each account. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

•

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers are provided with a benefits package including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by each of the Fund’s portfolio managers as of June 29, 2007. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Michael L. Dawson	N
Geoffrey L. Schechter	N

Other Accounts. In addition to the Fund, the Fund’s portfolio managers are each responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which as of June 29, 2007 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michael L. Dawson	17	$2.7 billion	0	N/A	0	N/A
Geoffrey L. Schechter	13	$7.1 billion	1	$231.5 million	0	N/A

*	Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest. MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there may be securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other funds or accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

MFS does not receive a performance fee for its management of the Fund. As a result, MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund-for instance, those that pay a higher advisory fee and/or have a performance fee.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS California Insured Municipal Fund

Registrant Purchases of Equity Securities*

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
12/1/06 – 12/31/06	117	$14.38	117	N/A
1/1/07 – 1/31/07	114	$14.45	114	N/A
2/1/07 – 2/28/07	115	$14.46	115	N/A
3/1/07 – 3/31/07	108	$14.32	108	N/A
4/1/07 – 4/30/07	120	$14.69	120	N/A
5/1/07 – 5/31/07	126	$14.75	126	N/A

Total	700	$14.52	700	N/A

*	Includes shares purchased by the Dividend Reinvestment Agent pursuant to the Registrant’s Dividend Reinvestment Plan

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board. Effective

June 29, 2007, shareholders may mail written recommendations to MFS California Insured Municipal Fund, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, Attention: Mark Polebaum, Secretary of the Trust. Shareholder communications must be in writing and be signed by the shareholder and identify the Registrant. Such recommendations must be accompanied by the candidate’s biographical and occupational data (including whether the candidate would be an “interested person” of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Registrant and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. Subsequent to the period covered by this report, on June 29, 2007, Massachusetts Financial Services Company (“MFS”) became the investment adviser and fund administrator to the Registrant. As a result of MFS’ appointment as investment adviser and fund administrator to the Registrant, the Registrant amended its internal controls over financial reporting to utilize the internal controls over financial reporting utilized by other investment management companies for which MFS provides investment advisory and fund administration services. Therefore, the internal controls over financial reporting of the Registrant prior to June 29, 2007 may materially differ from those currently utilized for the Registrant.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Not applicable.

(4)	Letter to the Securities and Exchange Commission from PricewaterhouseCoopers LLP (“PWC”) stating whether PWC agrees with the statements made by the Registrant in the Registrant’s Form N-SAR for the period ended May 31, 2007. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   MFS CALIFORNIA INSURED MUNICIPAL FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 23, 2007

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 23, 2007

*	Print name and title of each signing officer under his or her signature.